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                            JPMORGAN U.S. EQUITY FUNDS

                            JPMORGAN U.S. EQUITY FUND
                               (ALL SHARE CLASSES)
                          (A SERIES OF JPMORGAN TRUST I)

  SUPPLEMENT DATED FEBRUARY 21, 2006, TO THE PROSPECTUSES DATED MAY 1, 2005

The information contained under the heading "The Portfolio Managers - U.S. Equity Fund" in the Prospectuses is hereby deleted in its entirety and replaced with the following:

The portfolio management team is led by Thomas Luddy and includes Susan Bao. Mr. Luddy is a Managing Director of JPMIM and a CFA charterholder. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982 and has managed portfolios in his various roles for most of the past 18 years. Ms. Bao is a Vice President of JPMIM and has been an employee of JPMIM since 1997.

                                                                   SUP-USE-206

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                                  JPMORGAN U.S. EQUITY FUNDS

                                   JPMORGAN U.S. EQUITY FUND
                                      (ALL SHARE CLASSES)
                                (A SERIES OF JPMORGAN TRUST I)

                              SUPPLEMENT DATED FEBRUARY 21, 2006,
               TO THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2005


     The following section replaces the information contained in the Statement of Additional Information, dated May 1, 2005, under the heading "Portfolio Managers - Other Accounts Managed" with respect to Helge Skibeli in the section providing information about the U.S. Equity Fund:

                                     PORTFOLIO MANAGERS

                      OTHER ACCOUNTS MANAGED (AS OF FEBRUARY 16, 2006)

     The following tables show information regarding all of the other accounts managed by Thomas Luddy, a portfolio manager of the U.S. Equity Fund, as of February 16, 2006:


                    REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                          COMPANIES                       VEHICLES                   OTHER ACCOUNTS
                    ---------------------        -------------------------         -------------------
                    NUMBER OF      TOTAL         NUMBER OF          TOTAL          NUMBER OF    TOTAL
                    ACCOUNTS      ASSETS         ACCOUNTS          ASSETS          ACCOUNTS    ASSETS
                    ---------     -------        ---------         -------         ---------   -------
U.S. EQUITY FUND
Thomas Luddy           2          $82.4 million      5             $219.9 million     81       $3.6 billion

          PERFORMANCE BASED FEE ADVISORY ACCOUNTS (AS OF FEBRUARY 16, 2006)

     The following table shows information on the other accounts managed by Thomas Luddy, a portfolio manager of the U.S. Equity Fund that have advisory fees wholly or partly based on performance as of February 16, 2006:


                    REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                          COMPANIES                       VEHICLES                 OTHER ACCOUNTS
                    ---------------------        -------------------------       -------------------
                    NUMBER OF      TOTAL         NUMBER OF          TOTAL        NUMBER OF    TOTAL
                    ACCOUNTS      ASSETS         ACCOUNTS          ASSETS        ACCOUNTS    ASSETS
                    ---------     -------        ---------         -------       ---------   -------
U.S. EQUITY FUND
Thomas Luddy           0             0               0                0              1       $33 million

                                      OWNERSHIP OF SECURITIES

     Mr. Luddy owns between $100,000 and $500,000 of the U.S. Equity Fund.

                                                                SUP-USESAI-206